Operating expenses (Details) - GBP (£) £ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Infrastructure costs
Property and equipment		£ 1,815	£ 1,948	£ 1,649
Depreciation and amortisation		1,700	1,784	1,723
Impairment of property, equipment and intangible assets		34	363	63
Total infrastructure costs		3,549	4,095	3,435
Administration and general expenses
Consultancy, legal and professional fees		829	782	669
Marketing and advertising		649	585	500
Other administration and general expenses		1,292	1,235	1,101
Total administration and general expenses		2,770	2,602	2,270
Staff costs		9,876	10,017	9,252
UK regulatory levies		320	180	176
Litigation and conduct		220	37	1,597
Operating expenses		£ 16,735	£ 16,931	16,730
Structural costs	£ 927
Cost of over-issuance of securities				£ 966